RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
NOTE 13:	RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect services agreements with certain companies that are affiliated with Formula Systems (1985) Ltd. (“Formula”), Sapiens' parent company (most recently since December 23, 2014 and thereafter), pursuant to which the Company has received services amounting to approximately $1,100, $2,600 and $6,100, in aggregate for the years ended December 31, 2014, 2015 and 2016. In addition, during the years ended December 31, 2014, 2015 and 2016, the Company purchased from those affiliated companies an aggregate of approximately $200, $1,100 and $1,000 of hardware and software. Furthermore, the Company paid to Formula $131 for the year ended December 31, 2016 in respect of the Company’s portion of the directors' fees payable to the Company’s Chairman of the Board, who serves as Chief Executive Officer of Formula.

On August 18, 2015, Sapiens completed the acquisition from Asseco Poland S.A. (“Asseco”) of all issued and outstanding shares of Insseco. Asseco is the ultimate parent company of Sapiens, through its holdings in Formula. Please see note 1(d)(2) above for further information concerning this acquisition.

Under the share purchase agreement for that acquisition, Asseco committed to assign all customer contracts to Insseco that relate to the intellectual property that the Company acquired as part of the acquisition. In the event that Asseco cannot obtain the consent of any customer to the assignment of its contract to Insseco, Asseco will hold that customer's contract in trust for the benefit of Insseco. Under that arrangement, in 2016, Insseco invoiced Asseco in a back-to-back manner for all invoices issued by Asseco on Insseco's behalf to customers under those contracts that were not yet assigned by Asseco to Insseco.

During the years ended December 31, 2014, 2015 and 2016, Asseco provided back office and professional services and fixed assets to Insseco in an amount totaling approximately $200, $1,700 and $1,900, respectively.

As of December 31, 2015 and 2016, the Company had trade payables balances due to its related parties in amount of approximately $2,700 and $1,300, respectively. In addition, as of December 31, 2015 and 2016, the Company had trade receivables balances due from its related parties in amount of approximately $3,200 and $1,400, respectively.